RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 11 RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The financial statements for the year ended December 31, 2023 and the accumulated deficit as of December 31, 2022 have been restated. Subsequent to the original issuance of these financial statements, our audit committee and management determined the following:

As of December 31, 2022

● the Company erroneously did not recognize a valuation decrease in recorded deferred tax assets in its Taiwan subsidiary.

● the Company erroneously did not recognize an intercompany payable to its subsidiary, Iveda Taiwan.

Assets affected included other assets and liabilities affected included accounts and other payables.

As of December 31, 2023

● the Company had erroneously capitalized software development costs during 2023 and 2024 Quarterly filings.

● In addition, the Company is making certain reclassification entries.

The effects on the previously issued financial statements are as follows:

For periods before 2022, Management of the Company determined that the following:

[1] The Deferred Tax asset of $146,560 was no longer a valid tax difference. The amount was recorded as an adjustment to accumulated deficit at December 31, 2022.

[2] The intercompany amount due to Iveda Taiwan was understated by $200,000 related to a payment made on behalf of Iveda US by Iveda Taiwan.

For the year ending December 31, 2023, Management of the Company determined that the following:

[3] An adjustment for $792,612 related to expensing the research and development expense was needed related to activity in 2023. The amount was recorded as a reduction to assets and the associated expense was recorded to the statement of operations.

[4] An adjustment for $180,000 to expense its investment in Iveda Phils JV originally recorded as a consolidation but we have determined this investment should have been recorded as the equity method. This effected cash, account and other payables, Joint Venture Non-Controlled Equity Portion, Accumulated Other Comprehensive Income (Loss) and accumulated deficit

The following table presents the effect of the restatements of the Company’s previously issued balance sheet:

	As of December 31, 2023
	As Previously Reported	Adjustments	As Restated

Other Assets	$444,723	$(146,560)[1]	$298,163
Accounts and Other Payables	(1,110,087)	(200,000)[2]
		1,173 [4]	(1,308,914)
Property and Equipment, Net	891,187	(792,612)[3]	98,575
Joint Venture Non-Controlled Equity Portion	$99,048	(99,048)[4]	-
Cash and Cash Equivalents	4,754,597	(16,093)[4]	4,738,504
Accumulated Other Comprehensive Income (Loss)	(222,380)	(962)[4]	(221,418)
Accumulated Deficit	$(47,941,796)	$(1,254,101)[5]	$(49,195,897)

[1]	Deferred Tax Asset eliminated from Other Assets

[2]	The intercompany amount due to Iveda Taiwan was understated by $200,000 related to a payment made on behalf of Iveda US by Iveda Taiwan added back to Accounts and Other Payables

[3]	2023 capitalized software expensed to Research and Development

[4]

An adjustment for $180,000 to expense its investment in Iveda Phils JV originally recorded as a consolidation but we have determined this investment should have been recorded using the equity method. On the balance sheet this effected Cash and Cash equivalents, Accounts and Other Payables, Joint Venture Non-Controlled Equity Portion, Accumulated Other Comprehensive Income (Loss).

[5]	Each of the above restatements effected Accumulated Deficit

The following table presents the effect of the restatements and reclassification on the Company’s previously issued and reported statement of operations

	As of December 31, 2023
	As Previously Reported	Adjustments	As Restated

Research and Development	$4,500	$792,612	$797,112
Loss from Investment in Iveda Phils JV	-	180,000	180,000
Eliminate JV G&A recorded 2023	162,686	(162,686)	-
Eliminate JV Interest Income recorded 2023	(11)	11	-
Eliminate Loss attributable to non-controlled interest	(97,605)	97,605	-

Net Loss	$(3,235,124)	$(907,542)	$(4,142,666)
Basic and Diluted Cost per Share	$0.20		$2.07*

*	Restated per share amount reflects a reverse stock split of the outstanding shares of our Common Stock at a ratio of 1-for-8 effected on September 17, 2024.

The following table presents the effect of the restatements and reclassification on the Company’s previously issued and reported statement of operations

	Common Stock	Common Stock Amount	Additional Paid in Capital	Accumulated Deficit	Non-Controlling Interest		Accumulated Other Comprehensive (Loss)	Total Stockholders’ Equity

Balance, December 31, 2022 as previously reported	1,883,342	$19	$52,497,045	$(44,706,671)	$		$(220,643)	$7,569,750

Correction of Deferred Tax Asset				(146,560)				(146,560)

Correction of Prior Period Intercompany Accounts Payable				(200,000)				(200,000)

Balance, December 31, 2022 as restated	1,883,342	19	52,497,045	(45,053,171)			(220,643)	7,223,190

Balance, December 31, 2023 as previously reported	2,021,236	20	54,065,775	(47,941,796)		(99,048)	(222,380)	$5,802,571

Correction of Deferred Tax Asset				$(146,560)				$(146,560)
Correction of Prior Period Intercompany Accounts Payable				(200,000)				(200,000)
Capitalized Software expensed to Research and Development				$(792,612)				$(792,612)
Expense Investment in Iveda Phils JV, net				(114,929)		99,048	962	(14,919)
Balance, December 31, 2023 as restated	2,021,236	$20	$54,065,775	$(49,195,897)		-	$(221,418)	$4,648,480

The following table presents the effect of the restatements of the Company’s previously issued statement of cashflows:

	As of December 31, 2023
	As Previously Reported	Adjustments	As Restated
Net Loss	$(3,235,124)	(792,612)[3]	$
		(114,930)[4]		(4,142,666)
Loss from Iveda Phils Joint Venture		180,000		180,000
Increase (Decrease) in Accounts and Other Payables	(522,460)	(1,173)[4]		(523,633)
Net Cash Used in Operating Activities	(2,604,645)	(792,612)[3]
		180,000 [4]
		(114,930)[4]
		(1,173)[4]		(3,333,360)
Purchase of Property and Equipment, Net	$(878,205)	$(792,612)[3]		$(85,593)

Net Cash Provided by (Used in) Investing Activities	$(878,205)	$(792,612)[3]		$(85,593)

Joint Venture Non-Controlled Equity Portion	(99,048)	99,048 [4]		-
Change in restricted Cash	(685)	685 [5]		-

Net Cash Provided by Financing Activities	924,100	99,048 [4]
		685 [5]		1,023,833
EFFECT OF EXCHANGE RATE CHANGES ON CASH	1,252	528 [4]		1,780
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,557,499)	(15,841)[4]		(2,573,540)
CASH AND CASH EQUIVALENTS – END OF PERIOD	4,754,596	(16,092)[4]
		129,778 [6]		4,868,282

[3]	2023 Capitalized Software expensed to Research and Development
[4]	An adjustment for $180,000 to expense its investment in Iveda Phils JV originally recorded as a consolidation but we have determined this investment should have been recorded as the equity method. The net loss effect is $180,000 less the $65,070 loss recorded in 2023 in consolidation. Net $114,930 additional loss recorded in 2023.
[5]	Eliminate line item for change in restricted cash of $685
[6]	Added Restricted Cash to Cash and Cash Equivalents